UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21031

ACP Strategic Opportunities Fund II, LLC
(Exact name of registrant as specified in charter)

150 N. Radnor Chester Rd., Suite C-220 Radnor, PA 19087
(Address of principal executive offices) (Zip code)

Gary E. Shugrue Ascendant Capital Partners LP 150 N. Radnor Chester Rd., Suite C-220 Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610)688-4180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments – March 31, 2009

Fair
Investments in Underlying Funds ^ # - 99.6%	Value

Long/Short Equity ^#:
Consumer – 10.9%
Tiedemann/Falconer Partners, L.P. (cost $2,000,000)	$2,778,434
Zeke, L.P. (cost $1,090,000)	1,280,804
4,059,238
Financial Services – 11.7%
Castine Partners, L.P. (cost $3,000,000)	4,351,709

Large Cap Value – 10.8%
Aristos Fund L.P. (cost $2,000,000)	2,037,415
Healy Circle Partners, L.P. (cost $1,808,000)	1,993,201
4,030,616
Mid Cap Growth – 6.5%
JetStream Global Institutional Fund, L.P. (cost $1,500,000)	2,435,512

Natural Resources – 9.3%
Hard Assets Partners, L.P. (cost $2,000,000)	2,499,825
Harpswell Capital Partners L.P. (cost $1,000,000)	977,124
3,476,949
Small Cap Growth – 17.9%
Akahi Fund, L.P. (cost $3,000,000)	3,276,392
Bluefin Investors, L.P. (cost $3,000,000)	3,363,614
6,640,006
Small Cap Value – 7.6%
Rivanna Partners, L.P. (cost $2,500,000)	2,851,738

Technology – 21.8%
Brightfield Partners, L.P. (cost $2,190,000)	2,024,036
Christie Street Capital Fund L.P. (cost $1,000,000)	994,144
Connective Capital I, L.P. (cost $2,750,000)	3,040,589
STG Capital Partners, L.P. (cost $2,000,000)	2,086,977
8,145,746
Total Long/Short Equity (cost $30,838,000)*	35,991,514
Money Market – 3.13%
Federated Treasury Obligations Fund (cost $1,169,149)	1,169,149
Total Investments in Underlying Funds (cost $32,007,149)*	$37,160,662

Other Assets and Liabilities
145,370
Members' Capital	$37,306,032

# - Non-income producing securities
^ - Securities in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of March 31, 2009 was $32,007,149 and $37,306,032 respectively.

* - Cost for Federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,348,210
Gross Unrealized Depreciation	(194,696)
Net Unrealized Appreciation	$5,153,513

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibit 99.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACP Strategic Opportunities Fund II, LLC

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)
Date	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)
Date	April 27, 2009

* Print the name and title of each signing officer under his or her signature.